Insurance Proceeds - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended
	Apr. 15, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Windsor Knutsen [Member]	Jun. 30, 2013 Windsor Knutsen [Member]	Jun. 30, 2014 Windsor Knutsen [Member]	Jun. 30, 2013 Windsor Knutsen [Member]	Apr. 15, 2013 Windsor Knutsen [Member] Hull and Machinery Insurance [Member]	Jun. 30, 2014 Windsor Knutsen [Member] Hull and Machinery Insurance [Member]
Business Interruption Loss [Line Items]
Partnership's loss, description						Under the Partnership's loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days
Vessel, off-hire period						April 1, 2012 to June 24, 2012
Insurance recoveries			$ 250,000	$ 0	$ 0	$ 0	$ 300,000	$ 3,500,000	$ 0
Cost of repairs, vessel operating expenses	$ 4,000,000	$ 0